Preferred Stock (Tables) (Preferred Stock [Member])	12 Months Ended
Dec. 31, 2014
Preferred Stock [Member]
Schedule of Stock by Class [Table Text Block]
Preferred Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Par Value	Additional Paid in Capital (1)
December 31, 2013 Balance	-	-	-	$-	$-	$-
Issuance of stock (2)	2,264,238.0001		$2.00	4,528,476	227	4,528,249
Conversion of convertible debt (2)	1,073,487.0001		$2.00	2,146,976	107	2,146,869
Total December 31, 2014	3,337,725			$6,675,452	$334	$6,675,118
(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2) Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.